Note 4 - Loans (Details) - Nonaccrual Loans (USD $)	Dec. 31, 2013	Dec. 31, 2012
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual	$ 6,511,424	$ 17,171,199
Loans past due over 90 days and still accruing	36,870	24,949
Troubled debt restructurings	495,698	8,823,879
Commercial Portfolio Segment [Member]
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual	294,475	475,909
Troubled debt restructurings	294,475	475,909
Commercial Real Estate Portfolio Segment [Member]
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual	2,966,751	12,986,469
Troubled debt restructurings	43,508	8,098,958
Agricultural Real Estate [Member]
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual	915,992	1,060,418
Agriculture Portfolio [Member]
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual	401,028	623,325
Troubled debt restructurings		193,964
Consumer Portfolio Segment [Member]
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual	7,551
Loans past due over 90 days and still accruing	3,112	899
Residential 1-4 Family Real Estate [Member]
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual	1,722,107	1,953,505
Loans past due over 90 days and still accruing	17,010
Troubled debt restructurings	157,715	55,048
Home Equity Loans [Member]
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual	203,520	71,573
Loans past due over 90 days and still accruing	$ 16,748	$ 24,050